WARRANTS (Details)	3 Months Ended	4 Months Ended
	Mar. 31, 2021 item d $ / shares	Dec. 31, 2020 item d $ / shares
Class of Warrant or Right [Line Items]
Threshold number of business days before sending notice of redemption to warrant holders | item	3
Trading period after business combination used to measure dilution of warrant | d	20
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days	20 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	1 year	1 year
Public Warrants expiration term	5 years	5 years
Warrant redemption condition minimum share price scenario two	$ 18.00	$ 18.00
Share price trigger used to measure dilution of warrant	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant | d		20
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	100	100
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00	$ 10.00
Warrant redemption condition minimum share price scenario two	18.00	18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | item	20	20
Threshold consecutive trading days for redemption of public warrants | item	30	30
Threshold number of business days before sending notice of redemption to warrant holders | item		3
Redemption period	30 days	30 days
Warrant redemption price adjustment multiple	180	180
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00	$ 10.00
Warrant redemption condition minimum share price scenario two	18.00	18.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Threshold trading days for redemption of public warrants | item	30	30
Redemption period	30 days	30 days